UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549



Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Institutional Investment Manager Filing this Report:

Name:		Attucks Asset Management, LLC
Address:	321 North Clark
		Suite 850
		Chicago, IL 60654

Form 13F File Number: 28-13412

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting

Manager: Name: 	Attucks Asset Management, LLC
Title: 			Senior Vice President/General Counsel
Phone: 		(913) 312-8081

Signature, Place, and Date of Signing:

KEVIN B. WICKLIFFE		Overland Park, KS 66202		08/13/2009
      Signature

Report Type (Check only one.):

[  ] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:   0

 Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  0

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   None